Note 5 - Leases: Schedule of Lease expense and other information (Tables)	3 Months Ended
Mar. 31, 2020
Tables/Schedules
Schedule of Lease expense and other information

Three Months Ended March 31, 2020
Operating lease expense	$ 1,787,585
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,755,880
Weighted-average remaining lease term – operating leases (in years)	6.82
Weighted-average discount rate – operating leases	5.56%

Lease maturity schedule as of March 31, 2020:	Amount
Remainder of 2020	$ 5,107,344
2021	6,239,540
2022	5,670,430
2023	4,851,786
2024	4,125,057
2025 and beyond	11,556,549
Total	37,550,706
Less: Interest	(6,219,683)
Present Value of Lease Liability	$ 31,331,023